UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21633

Cohen & Steers Dividend Majors Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.6%
BASIC MATERIALS 2.1%
Alcoa	14,800	$194,176
Archer-Daniels-Midland Co.	21,300	622,386
Cameco Corp.	22,900	635,463
Dow Chemical Co.	7,900	205,953
Monsanto Co.	10,400	804,960
Potash Corp.	2,600	234,884
Praxair	5,000	408,450
		3,106,272
CONSUMER—CYCLICAL 6.2%
APPAREL 1.5%
NIKE(a)	21,000	1,358,700
VF Corp.	11,200	811,216
		2,169,916
AUTO PARTS EQUIPMENT 0.1%
Johnson Controls	7,800	199,368

MEDIA 0.9%
Comcast Corp.	47,500	802,275
The Walt Disney Co.	22,000	604,120
		1,406,395
RESTAURANT 1.1%
McDonald’s Corp.(a)	29,100	1,660,737

RETAIL 2.0%
Nordstrom	11,900	363,426
Ross Stores	16,900	807,313
Target Corp.	5,000	233,400
Wal-Mart Stores	31,800	1,561,062
		2,965,201
SPECIALTY RETAIL 0.3%
Home Depot	14,600	388,944

	Number of Shares	Value
TOYS/GAMES/HOBBIES 0.3%
Mattel	22,400	$413,504
TOTAL CONSUMER—CYCLICAL		9,204,065

CONSUMER—NON-CYCLICAL 4.7%
AGRICULTURE 0.7%
Altria Group(a)	56,900	1,013,389

BEVERAGE 1.0%
PepsiCo	23,900	1,401,974

COSMETICS/PERSONAL CARE 1.4%
Colgate-Palmolive Co.	5,400	411,912
Procter & Gamble Co.	28,400	1,644,928
		2,056,840
FOOD 0.8%
Kraft Foods	45,800	1,203,166

RETAIL 0.8%
Costco Wholesale Corp.	7,000	395,220
Shoppers Drug Mart Corp. (Canada)	20,200	829,018
		1,224,238
TOTAL CONSUMER— NON-CYCLICAL		6,899,607

ENERGY 6.8%
OIL & GAS 5.3%
Apache Corp.	6,700	615,261
Chevron Corp.(a)	22,700	1,598,761
Devon Energy Corp.(a)	23,500	1,582,255
Exxon Mobil Corp.(a)	35,300	2,421,933
Marathon Oil Corp.	37,100	1,183,490
Occidental Petroleum Corp.	5,200	407,680
		7,809,380
OIL & GAS REFINING & MARKETING 0.3%
Valero Energy Corp.	21,600	418,824

	Number of Shares	Value
OIL & GAS SERVICES 1.2%
Schlumberger Ltd.	16,700	$995,320
Transocean Ltd.(b)	9,600	821,088
		1,816,408
TOTAL ENERGY		10,044,612

FINANCIAL 8.7%
BANK 3.7%
Bank of America Corp.(a)	71,200	1,204,704
Bank of New York Mellon Corp.	22,600	655,174
PNC Financial Services Group	8,700	422,733
SunTrust Banks	17,500	394,625
Toronto-Dominion Bank (Canada)	12,800	827,908
US Bancorp(a)	45,000	983,700
Wells Fargo & Co.(a)	35,600	1,003,208
		5,492,052
DIVERSIFIED FINANCIAL SERVICES 2.5%
BlackRock(a)	2,000	433,640
Goldman Sachs Group	6,700	1,235,145
JPMorgan Chase & Co.(a)	36,800	1,612,576
Morgan Stanley(a)	12,900	398,352
		3,679,713
INSURANCE 2.5%
Everest Re Group Ltd.	7,000	613,900
HCC Insurance Holdings	36,700	1,003,745
MetLife	26,600	1,012,662
Power Corp. (Canada)	37,700	1,031,015
		3,661,322
TOTAL FINANCIAL		12,833,087

HEALTH CARE 7.2%
HEALTHCARE PRODUCTS 4.4%
Becton Dickinson & Co.(a)	26,100	1,820,475

	Number of Shares	Value
Covidien Ltd.	19,800	$856,548
Johnson & Johnson(a)	33,700	2,051,993
Medtronic	49,100	1,806,880
		6,535,896
PHARMACEUTICAL 2.8%
Abbott Laboratories	44,000	2,176,680
Merck & Co.	25,700	812,891
Pfizer(a)	72,600	1,201,530
		4,191,101
TOTAL HEALTH CARE		10,726,997

INDUSTRIAL 5.4%
AEROSPACE & DEFENSE 3.0%
General Dynamics Corp.	19,200	1,240,320
L-3 Communications Holdings(a)	15,100	1,212,832
Lockheed Martin Corp.(a)	15,500	1,210,240
United Technologies Corp.(a)	12,900	785,997
		4,449,389
DIVERSIFIED MANUFACTURING 1.1%
Caterpillar	7,800	400,374
General Electric Co.	73,700	1,210,154
		1,610,528
ENVIRONMENTAL CONTROL 0.5%
Waste Management	27,000	805,140

TRANSPORTATION 0.8%
Norfolk Southern Corp.	8,800	379,368
United Parcel Service	13,800	779,286
		1,158,654
TOTAL INDUSTRIAL		8,023,711

	Number of Shares	Value
REAL ESTATE 44.0%
DIVERSIFIED 4.1%
Forest City Enterprises	126,000	$1,684,620
Vornado Realty Trust	67,453	4,344,648
		6,029,268
HEALTH CARE 4.7%
Brookdale Senior Living	78,500	1,423,205
HCP	76,490	2,198,323
Nationwide Health Properties	59,500	1,843,905
Ventas	39,299	1,513,011
		6,978,444
HOTEL 3.1%
Hospitality Properties Trust	132,200	2,692,914
Host Hotels & Resorts	165,764	1,951,042
		4,643,956
INDUSTRIAL 2.4%
ProLogis	305,052	3,636,220

OFFICE 7.7%
BioMed Realty Trust	104,300	1,439,340
Boston Properties	54,300	3,559,365
Brookfield Properties Corp.	197,350	2,222,161
Liberty Property Trust	44,300	1,441,079
SL Green Realty Corp.	62,100	2,723,085
		11,385,030
RESIDENTIAL 6.1%
APARTMENT 5.6%
AvalonBay Communities	20,200	1,469,146
Camden Property Trust	37,100	1,495,130
Equity Residential	108,500	3,330,950
UDR	128,100	2,016,294
		8,311,520

	Number of Shares	Value
MANUFACTURED HOME 0.5%
Equity Lifestyle Properties	16,700	$714,593
TOTAL RESIDENTIAL		9,026,113

SELF STORAGE 5.0%
Public Storage	98,500	7,411,140

SHOPPING CENTER 9.6%
COMMUNITY CENTER 3.1%
Developers Diversified Realty Corp.	155,900	1,440,516
Federal Realty Investment Trust	17,519	1,075,141
Inland Real Estate Corp.	39,424	345,354
Kimco Realty Corp.	128,100	1,670,424
		4,531,435
REGIONAL MALL 6.5%
Macerich Co.	79,500	2,411,235
Simon Property Group	104,127	7,229,538
		9,640,773
TOTAL SHOPPING CENTER		14,172,208

SPECIALTY 1.3%
Digital Realty Trust	42,700	1,951,817
TOTAL REAL ESTATE		65,234,196

TECHNOLOGY 10.0%
COMPUTERS 1.8%
Hewlett-Packard Co.	22,100	1,043,341
International Business Machines Corp.(a)	13,500	1,614,735
		2,658,076
INTERNET SERVICE PROVIDER 0.4%
Google(b)	1,200	595,020

IT SERVICES 0.8%
Automatic Data Processing	31,300	1,230,090

SEMICONDUCTORS 2.2%
Intel Corp.	62,000	1,213,340

	Number of Shares	Value
Microchip Technology(a)	45,000	$1,192,500
Texas Instruments	36,400	862,316
		3,268,156
SOFTWARE 2.1%
Microsoft Corp.(a)	72,900	1,887,381
Oracle Corp.	56,000	1,167,040
		3,054,421
TELECOMMUNICATION EQUIPMENT 2.7%
Corning	65,600	1,004,336
Harris Corp.	44,000	1,654,400
QUALCOMM	31,500	1,416,870
		4,075,606
TOTAL TECHNOLOGY		14,881,369

TELECOMMUNICATIONS 1.6%
AT&T(a)	67,600	1,825,876
Verizon Communications	20,400	617,508
		2,443,384
UTILITIES 1.9%
ELECTRIC—INTEGRATED 1.5%
Exelon Corp.	12,000	595,440
FPL Group	29,700	1,640,331
		2,235,771
MULTI UTILITIES 0.4%
Sempra Energy	11,900	592,739

TOTAL UTILITIES		2,828,510

TOTAL COMMON STOCK (Identified cost—$131,335,377)		146,225,810

SHORT-TERM INVESTMENTS 2.3%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.00%(c)	560,207	560,207

		Number of Shares	Value
Federated U.S. Treasury Cash Reserves Fund, 0.001%(c)		2,801,165	$2,801,165

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,361,372)			3,361,372

TOTAL INVESTMENTS (Identified cost—$134,696,749)	100.9%		149,587,182

WRITTEN CALL OPTIONS	(0.2)%		(267,263)

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)%		(1,051,654)

NET ASSETS (Equivalent to $11.65 per share based on 12,721,550 shares of common stock outstanding)	100.0%		$148,268,265

		Number of Contracts
WRITTEN CALL OPTIONS (0.2)%
S&P 500 Index, Strike Price 1080, 10/17/09		137	$(121,793)
S&P 500 Index, Strike Price 1085, 10/17/09		195	(145,470)

TOTAL WRITTEN CALL OPTIONS (Premiums Received—$571,840)			$(267,263)

Note: Percentages indicated are based on the net assets of the Fund.

(a)     All or a portion  of the security is pledged in connection with written option contracts: $9,074,379 has been pledged to brokers.

(b)    Non-income producing security.

(c)     Rate quoted represents the seven day yield of the fund.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.  If after a close of the foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

1

NOTES TO FINANCIAL STATEMENTS (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$146,225,810	$146,225,810	$—	$—
Money Market Funds	3,361,372	—	3,361,372	—
Total Investments	$149,587,182	$146,225,810	$3,361,372	$—
Other Financial Instruments*	$(267,263)	$(267,263)	$—	$—

* Other financial instruments are written call options.

Note 2. Derivative Instruments

The following is a summary of the market valuations of the Fund’s derivative instruments as of September 30, 2009:

2

NOTES TO FINANCIAL STATEMENTS (Continued)

Written Call Options	$(267,263)

Options:  The Fund may write covered call options on an index or a security with the intention of earning option premiums. Option premiums generate current income and may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received. Premiums received from writing options which are exercised or are closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Note 3. Income Tax Information

As of September 30, 2009, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$19,303,739
Gross unrealized depreciation	(4,413,306)
Net unrealized appreciation	$14,890,433

Cost for federal income tax purposes	$134,696,749

3

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: November 23, 2009